Related Party Transactions - Schedule of Amount Due from a Related Party and Net of Allowance for Expected Credit Loss (Details) - Related Party [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Amount due from a related party		$ 118,275
Less: allowance for expected credit losses		(948)
Total		$ 117,327